Revenue (Tables)	3 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended June 30,
	External Customers		Related Parties		Total
(in millions)	2025	2024	2025	2024	2025	2024
License and Other Revenue (1)	$255	$441	$213	$31	$468	$472
Royalty Revenue	470	374	115	93	585	467
	$725	$815	$328	$124	$1,053	$939
(1)    Includes over-time revenue of $221 million and $76 million, and point-in-time revenue of $247 million and $396 million, for the three months ended June 30, 2025 and 2024, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended June 30,
(in millions)	2025	2024
United States	$382	$558
PRC (1)	209	128
Japan	154	40
Taiwan	146	115
Republic of Korea	69	63
Other countries	93	35
Total	$1,053	$939
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	June 30, 2025	March 31, 2025
Accounts receivable	$1,334	$1,127
Allowance for current expected credit losses	(19)	(20)
Total accounts receivable, net	$1,315	$1,107

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Beginning balance	$20	$3
Additional (reversal of) provision	(1)	16
Ending balance	$19	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Beginning balance	$911	$915
Customer prepayment and billing in advance of performance	164	59
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(58)	(39)
Revenue recognized in the period that was included in the contract liability balance during the period	(15)	(11)
Ending balance	$1,002	$924